Short-term Bank Loans	12 Months Ended
Mar. 31, 2025
Debt Disclosure [Abstract]
Short-term Bank Loans

Note 8 - Short-term Bank Loans

	For the Years Ended March 31,
Short-term bank loans from:	2025	2024
Bank of China(1)	$551,215	$692,492
Bank of Jiangxi(2)	—	393,898
Bank of Beijing(3)	1,378,037	1,384,984
GanZhou Bank(4)	1,376,659	—
China Transportation Bank(5)	1,102,429	—
Total	$4,408,340	$2,471,374

(1)	In March 2025, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of China for RMB4,000,000 ($0.6 million) at an annual interest rate of 3.10%. This loan was guaranteed by Ms. Fu Yan, our Director and Chief Executive Officer (CEO) of Jiangxi Ruanyun.

(2)	In July 2024, Jiangxi Ruanyun entered into a one-year loan agreement with Bank if Jiangxi for RMB2,000,000 ($0.3 million) at an annual interest rate of 4.50%. This loan was also pledged with a property of Jiangxi Ruanyun and mortgaged with a patent of Jiangxi Ruanyun, with a combined estimated market value of RMB10 million ($1.5 million). This loan was repaid in November 2024.

(3)	In May 2024, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of Beijing for RMB10,000,000 ($1.4 million) at an annual interest rate of 4.60%.

(4)	In November 2024, Jiangxi Ruanyun entered into a one-year loan agreement with Ganzhou Bank for RMB9,990,000 ($1.4 million) at an annual interest rate of 3.85%. This loan was also pledged with a property of Jiangxi Ruanyun and guaranteed by Ms. Fu Yan, our Director and Chief Executive Officer and CEO of Jiangxi Ruanyun.

(5)	In August 2024, Jiangxi Ruanyun entered into a one-year loan agreement with Bank of Construction for RMB8,000,000 ($1.1 million) at an annual interest rate of 3.35%. This loan was guaranteed by Ms. Fu Yan, our Director and Chief Executive Officer and CEO of Jiangxi Ruanyun.